Goodwill and Identifiable Intangible Assets, Identifiable Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets Subject to Amortization [Abstract]
Finite-lived intangible assets, gross carrying amount	$ 611	$ 572
Finite-lived intangible assets, accumulated amortization	385	343
Net carrying amount	226	229
Amortization expense	43	33	$ 32
Estimated Amortization Expense for Identifiable Intangible Assets [Abstract]
Estimated amortization expense, 2018	44
Estimated amortization expense, 2019	39
Estimated amortization expense, 2020	31
Estimated amortization expense, 2021	25
Estimated amortization expense, 2022	21
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, gross carrying amount	677	572
Intangible assets, net carrying amount	292	229
IPR&D [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 66	0
Customer Contractual Relationships [Member]
Finite-Lived Intangible Assets Subject to Amortization [Abstract]
Finite lived intangible assets, weighted average amortization period	14 years
Finite-lived intangible assets, gross carrying amount	$ 393	360
Finite-lived intangible assets, accumulated amortization	257	229
Net carrying amount	$ 136	131
Technology [Member]
Finite-Lived Intangible Assets Subject to Amortization [Abstract]
Finite lived intangible assets, weighted average amortization period	10 years
Finite-lived intangible assets, gross carrying amount	$ 189	191
Finite-lived intangible assets, accumulated amortization	114	102
Net carrying amount	$ 75	89
Other [Member]
Finite-Lived Intangible Assets Subject to Amortization [Abstract]
Finite lived intangible assets, weighted average amortization period	15 years
Finite-lived intangible assets, gross carrying amount	$ 29	21
Finite-lived intangible assets, accumulated amortization	14	12
Net carrying amount	$ 15	$ 9